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                         Composite Deferred Series, Inc.
                               1201 Third Avenue
                                   22nd Floor
                            Seattle, Washington 98101



                                                  May 6, 1999

Ms. Cindy Rose
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549



         Re: Composite Deferred Series, Inc. (File Nos. 33-11010, 811-4962)


Dear Ms. Rose:

         I hereby certify on the Registrant's behalf, pursuant to paragraph (j) of Rule 497 of the Securities Act of 1933, that:

         1. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement as filed pursuant to Form N-1A on April 30, 1999; and

         2. The text of the amendment described in paragraph 1 above was filed electronically.




                                        Very Truly Yours,



                                        /s/ JOHN T. WEST
                                        --------------------------------------
                                        John T. West
                                        Vice President, Secretary and
                                        Compliance Officer